Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Fair Value Hedges (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 2,666,521	$ 1,443,649
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,029,773	3,205,105
Fair Value Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,342	907,302
Fair Value Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	492,891	264,036
Fair Value Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	211,181	391,157
Fair Value Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,296,359	1,642,610
Interest rate risk [member] | Fair Value Hedges [Member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(171,288)	(132,215)
Interest rate risk [member] | Fair Value Hedges [Member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	171,570	132,215
Interest rate risk [member] | Fair Value Hedges [Member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	94,600	50,404
Interest rate risk [member] | Fair Value Hedges [Member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	265,888	182,619
Interest rate risk [member] | Fair Value Hedges [Member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(265,888)	(182,619)
Interest rate risk [member] | Fair Value Hedges [Member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(94,318)	(50,404)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(35,905)	(14,926)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,905	14,926
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,890	9,678
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	45,795	24,604
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(45,795)	(24,604)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(9,890)	(9,678)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	30,759	(19,819)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(30,477)	19,819
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	66,797	17,366
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	36,038	37,185
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(36,038)	(37,185)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(66,515)	(17,366)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(116,252)	(34,583)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	116,252	34,583
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,343	15,632
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	129,595	50,215
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(129,595)	(50,215)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(13,343)	(15,632)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(49,890)	(62,887)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	49,890	62,887
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,570	7,728
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	54,460	70,615
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(54,460)	(70,615)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ (4,570)	$ (7,728)